UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

310.469.6180
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight, LLP
1180 West Peachtree Street, N.W.
One Atlantic Center, Suite 1800
Atlanta, GA 30309

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 - June 30, 2017

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Description	Shares	Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (104.63%)

Private Investment Funds (91.93%)*(a)
AEW Core Property Trust	54,208	$53,039,324
American Core Realty Fund LLC	445	54,211,590
Barings Core Property Fund LP	176,283	21,912,369
BlackRock Granite Property Fund	N/A	45,980,741
CBRE US Core Partners	64,159,263	85,813,973
Clarion Lion Industrial Trust	53,008	84,860,045
Clarion Lion Properties Fund LP	168,859	235,379,229
Guggenheim US Property Fund	N/A	68,088,965
Hancock US Real Estate Fund LP	58,500	64,688,117
Heitman America Real Estate Trust	34,986	41,105,078
MEPT Edgemoor LP Fund	41,281	79,730,072
MetLife Commercial Mortgage Income Fund LP	4,861	4,964,489
Morgan Stanley Prime Property Fund	11,677	207,096,794
Prudential PRISA LP	150,875	221,915,158
RREEF America REIT II	118,572	13,846,721
Sentinel Real Estate Fund LP	766	64,926,578
Stockbridge Smart Markets Fund	40,997	60,653,084
UBS Trumbull Property Fund	10,353	111,389,712
USAA US Government Building Fund LLC	N/A	52,992,452
		1,572,594,491

Publicly Traded Securities (12.70%)
Alexandria Real Estate Equities, Inc.(a)	34,970	4,212,836
American Homes 4 Rent, Class A(a)	93,800	2,117,066
Apartment Investment & Management Co., Class A	73,270	3,148,412
AvalonBay Communities, Inc.(a)	52,200	10,031,274
Boston Properties, Inc.(a)	71,100	8,746,722
Chesapeake Lodging Trust	87,850	2,149,690
Colony Starwood Homes(a)	174,770	5,996,359
Cousins Properties, Inc.	193,680	1,702,447
CubeSmart(a)	269,490	6,478,540
CyrusOne, Inc.(a)	80,700	4,499,025
DCT Industrial Trust, Inc.	32,630	1,743,747
DDR Corp.(a)	181,770	1,648,654
DiamondRock Hospitality Co.	147,020	1,609,869
Digital Realty Trust, Inc.(a)	9,300	1,050,435
Douglas Emmett, Inc.(a)	173,460	6,627,907
Duke Realty Corp.(a)	116,880	3,266,796
Education Realty Trust, Inc.(a)	61,050	2,365,688
Equinix, Inc.(a)	29,100	12,488,556
Equity Residential(a)	45,880	3,020,280
Essex Property Trust, Inc.(a)	28,110	7,231,860
First Industrial Realty Trust, Inc.(a)	74,660	2,136,769
General Growth Properties, Inc.(a)	207,820	4,896,239
HCP, Inc.(a)	264,690	8,459,492
Healthcare Trust of America, Inc., Class A(a)	145,840	4,537,082
Highwoods Properties, Inc.(a)	79,410	4,026,881
Hilton Worldwide Holdings, Inc.(a)	75,104	4,645,182
Host Hotels & Resorts, Inc.(a)	258,750	4,727,363
Hudson Pacific Properties, Inc.(a)	56,300	1,924,897
Invitation Homes, Inc.(a)	104,650	2,263,580

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
Kimco Realty Corp.(a)	147,140	$2,700,019
Macerich Co.(a)	26,290	1,526,397
Mack-Cali Realty Corp.(a)	103,770	2,816,318
Medical Properties Trust, Inc.	207,490	2,670,396
Parkway, Inc.(a)	99,110	2,268,628
Prologis, Inc.(a)	195,640	11,472,330
PS Business Parks, Inc.(a)	12,620	1,670,762
Public Storage(a)	22,920	4,779,508
Regency Centers Corp.(a)	84,310	5,281,178
Simon Property Group, Inc.(a)	90,340	14,613,397
STAG Industrial, Inc.(a)	118,900	3,281,640
STORE Capital Corp.(a)	207,560	4,659,722
Sun Communities, Inc.	37,780	3,312,928
Sunstone Hotel Investors, Inc.(a)	125,360	2,020,803
UDR, Inc.(a)	155,740	6,069,188
Ventas, Inc.(a)	35,680	2,479,046
Vornado Realty Trust(a)	89,810	8,433,159
Washington Real Estate Investment Trust	68,580	2,187,702
Weingarten Realty Investors(a)	44,420	1,337,042
Welltower, Inc.(a)	79,650	5,961,803
		217,295,614

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,713,204,027)		1,789,890,105

TOTAL INVESTMENTS (104.63%)
(Cost $1,713,204,027)		$1,789,890,105

Liabilities in Excess of Other Assets (-4.63%)		(79,250,742)
NET ASSETS (100.00%)		$1,710,639,363

(a)	A portion of these securities are held as collateral for the outstanding Line(s) of Credit. At June 30, 2017, outstanding collateral amounted to $1,579,573,062.

Common Abbreviations:
LLC - Limited Liability Corporation
LP - Limited Partnerships
REIT - Real Estate Investment Trust

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of June 30, 2017
$53,039,324	AEW Core Property Trust	Quarterly	45	$0
54,211,590	American Core Realty Fund LLC	Quarterly	10	0
21,912,369	Barings Core Property Fund LP	Quarterly	30	0
45,980,741	BlackRock Granite Property Fund	Quarterly	60	0
85,813,973	CBRE US Core Partners	Quarterly	60	0
84,860,045	Clarion Lion Industrial Trust	Quarterly	90	0
235,379,229	Clarion Lion Properties Fund LP	Quarterly	90	0
68,088,965	Guggenheim US Property Fund	Quarterly	90	0
64,688,117	Hancock US Real Estate Fund LP	Quarterly	60	19,500,000
41,105,078	Heitman America Real Estate Trust	Quarterly	90	0
0	Heitman Core Real Estate Debt Income Trust	Quarterly	90	50,000,000
79,730,072	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
4,964,489	MetLife Commercial Mortgage Income Fund LP	Quarterly	90	5,057,890
207,096,794	Morgan Stanley Prime Property Fund	Quarterly	90	0
221,915,158	Prudential PRISA LP	Quarterly	90	0
13,846,721	RREEF America REIT II	Quarterly	45	0
64,926,578	Sentinel Real Estate Fund LP	Quarterly	N/A**	0
60,653,084	Stockbridge Smart Markets Fund	Quarterly	45	0
111,389,712	UBS Trumbull Property Fund	Quarterly	60	0
52,992,452	USAA US Government Building Fund LLC	Quarterly	60	0

**	Written notice required for redemption, no minimum timeline required.

See Notes to Quarterly Portfolio of Investments.

Griffin Institutional Access Real Estate Fund
Notes to Quarterly Portfolio of Investments
June 30, 2017 (Unaudited)

Note 1 — Organization

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware. The Fund commenced operations on June 30, 2014, and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I, Class M and Class L shares. Class A shares commenced operations on June 30, 2014, Class C and Class I shares commenced operations on August 10, 2015, Class M shares commenced operations on November 17, 2016 and Class L shares commenced operations on April 25, 2017. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C, Class I and Class M shares are offered at net asset value. Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Pricing Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Pricing Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of June 30, 2017, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$1,572,594,491
Publicly Traded Funds	217,295,614		–	217,295,614
Total	$217,295,614	$–	$–	$1,789,890,105

(a)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. For the period ended June 30, 2017, the Fund did not have unobservable inputs (Level 3) used in determining fair value.

Investment Transactions – Investment security transactions are accounted for on trade date.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Industry Concentration – If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund's net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund's portfolio will be adversely affected. As of June 30, 2017, the Fund had 104.63% of the value of its net assets invested within the Real Estate industry.

Note 3 — Tax Basis Information

As of June 30, 2017 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:
	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Griffin Institutional Access Real Estate Fund	$98,078,548	$(12,210,030)	$85,868,518	$1,704,021,184

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 28, 2017

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	August 28, 2017